Retirement benefits	6 Months Ended
Jun. 30, 2024
Disclosure of defined benefit plans [abstract]
Retirement benefits	Retirement benefits
As at 30 June 2024, the Barclays Bank Group’s IAS 19 net retirement benefit assets were £3.4bn (December 2023: £3.5bn). The UK Retirement Fund (UKRF), which is the Barclays Bank Group’s main scheme, had an IAS 19 net surplus of £3.5bn (December 2023: £3.6bn).
The UKRF annual funding update as at 30 September 2023 showed a surplus of £2.02bn compared to £1.97bn at the 30 September 2022 triennial actuarial valuation.